Erin Schwerzmann
Vice President, Corporate Counsel

The Prudential Insurance Company of America
280 Trumbull Street
Hartford, CT 06103
(860) 534-9177 fax: (860) 392-6307

February 06, 2014

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:                        VUL Protector N-6 submission
Pruco Life of New Jersey Variable Appreciable Account:
Accession #: 0000851693-13-000015
Registration No. 333-158637, CIK No. 0000741313

We are filing Post-Effective Amendment No.6 to the above-referenced registration statement on Form N-6.  This amendment is being filed pursuant to Rule 485(a).  The previous version of VUL Protector has been offered continuously since it became effective under the 1933 Act.  It is intended that once the Registration Statement becomes effective, and subject to state approval, the current version of VUL Protector will replace the previous version for new offers and sales.

The above-referenced variable universal life insurance contract is issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and one of its separate accounts, the Pruco Life of New Jersey Variable Appreciable Account (the “Account”).  The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration #811-03974.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the VUL Protector design as listed below.  Except for the disclosure relating to the principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the previous version of VUL Protector.

In order to assist with the review, we are providing you with courtesy copies of these registration statements.   We have color coded the changes and compared this registration statement to the April 15, 2013 filed version of the VUL Protector, to highlight the changes that we have made in this filing.  New text has been underlined and deleted text is represented with a "-" through the deleted text.

The significant differences between the disclosure in this filing and that in the previous filing of Registration No. 333-158637 are:

•	Addition of the BenefitAccess Rider.

•	Adding a premium-based Limited No-Lapse Guarantee for the first five policy years, with the Rider to Provide Lapse Protection applying at the expiration of the Limited No-Lapse Guarantee period.

•	The Minimum Initial Premium is changed to a percentage of the Limited No-Lapse Premium.

•	The disability benefit available with this version is the Enhanced Disability Benefit Rider.

•	The fixed account guaranteed rate is lowered to 1%; the loan rates are similarly adjusted.

•	Changes to preferred loans – all loans are preferred at year 10.

•	The persistency credit is guaranteed.

•	Increases in the Basis Insurance Amount will not be allowed.

•	Changes to Cost of Insurance Disclosure.

•	A description of the valuation of Variable Investment Options.

•	A revised offering of Variable Investment Options.

•	Trail commissions are no longer available.

•	The rates have changed as shown in Table 2: “Periodic Contract and Optional Rider Charges Other Than The Funds’ Operating Expenses”.

We would greatly appreciate the Staff’s effort in providing us with comments by March 24, 2014, or as soon as practicable thereafter.  We will then file a Post-Effective Amendment that will address any Staff comments to the prospectus.  Also, we will provide financial statements and any additional exhibits that might be necessary.

Respectfully yours,

                                    /s/ Erin Schwerzmann
Erin Schwerzmann